THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 16, 1998 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 1999.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  9/30/98

Check here if Amendment [ ]; Amendment Number: 3
     This Amendment (check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       April 19, 2002
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $379,252 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                        TITLE OF               VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                           CLASS     CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AMERICAN BANKERS INSURANCE                 COM      024456105   22,992    541,000 SH          SOLE    541,000   0     0
AMERICAN STORES CO NEW                     COM      030096101   26,615    826,900 SH          SOLE    826,900   0     0
AMOCO CORP                                 COM      031905102   25,412    471,700 SH          SOLE    471,700   0     0
CKS GROUP INC                              COM      12561L109      472     27,000 SH          SOLE     27,000   0     0
CHRYSLER CORP                              COM      171196108   57,497  1,201,000 SH          SOLE  1,201,000   0     0
CIRCON CORP                                COM      172736100    1,257    130,600 SH          SOLE    130,600   0     0
CRESTAR FINL CORP                          COM      226091106   12,093    213,100 SH          SOLE    213,100   0     0
DII GROUP INC                              COM      232949107    1,693    140,000 SH          SOLE    140,000   0     0
DAIMLER BENZ A G                 SPONSORED ADR      233829308   14,249    173,913 SH          SOLE    173,913   0     0
FREEPORT-MCMORAN SULPHUR INC               COM      35671R104      478     46,400 SH          SOLE     46,400   0     0
LOEWEN GROUP INC                           COM      54042L100    5,578    378,200 SH          SOLE    378,200   0     0
LOEWEN GROUP INC JC OCT 15 C               COM      54042L900      368     25,000 SH          SOLE     25,000   0     0
MILLICOM INTL CELLULAR S A                 ORD      L6388F102    8,510    340,400 SH          SOLE    340,400   0     0
MIDAMERICAN ENERGY HOLDGS CO               COM      595920109    8,417    318,400 SH          SOLE    318,400   0     0
MIDWAY GAMES INC                           COM      598148104    7,474    639,500 SH          SOLE    639,500   0     0
NAVIGANT INTL INC                          COM      63935R108    2,740    461,500 SH          SOLE    461,500   0     0
PENNZOIL CO                                COM      709903108   12,447    355,000 SH          SOLE    355,000   0     0
SCHOOL SPECIALTY INC                       COM      807863105    2,959    191,700 SH          SOLE    191,700   0     0
STONE CONTAINER CORP                       COM      861589109    4,611    534,700 SH          SOLE    534,700   0     0
SUNAMERICA INC                             COM      866930100   45,054    738,600 SH          SOLE    738,600   0     0
SUNBEAM CORP                               COM      867071102      840    120,100 SH          SOLE    120,100   0     0
SUNBEAM VG OCT 35 P                        COM      867071952        2        300 SH  PUT     SOLE        300   0     0
TELE COMMUNICATIONS INTL INC MX JAN 22.5 P COM      87924H952    1,040     50,000 SH  PUT     SOLE     50,000   0     0
TELE COMMUNICATIONS INC NEW      COM TCI GRP A      87924V101   71,745  1,832,300 SH          SOLE  1,832,300   0     0
TELE COMMUNICATIONS INC NEW     COM TCI VENT A      87924V887   13,429    750,000 SH          SOLE    750,000   0     0
TELEPHONE & DATA SYS INC                   COM      879433100   10,462    300,000 SH          SOLE    300,000   0     0
TOYS R US ME JAN 25 P                      COM      892335950      647     40,000 SH  PUT     SOLE     40,000   0     0
U S OFFICE PRODS CO                    COM NEW      912325305    3,878    482,900 SH          SOLE    482,900   0     0
USWEB CORP                                 COM      917327108    1,632    125,000 SH          SOLE    125,000   0     0
WELLS FARGO & CO DEL                       COM      949740104   14,661     41,300 SH          SOLE     41,300   0     0
